Discontinued operation and Assets held for sale, Disposal of SUSE Business - Net Assets and Profit (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 03, 2021	Mar. 15, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Net Assets disposed and Profit disposal on business [Abstract]
Consideration received	$ 375.0
Net assets disposed [Abstract]
Current assets classified as held for sale			$ 370.3	$ 0.0
Profit on disposal of business [Abstract]
Profit on disposal			(10.7)	(5.1)	$ (1,487.2)
SUSE [Member]
Net Assets disposed and Profit disposal on business [Abstract]
Consideration received		$ 2,540.3
Net assets disposed [Abstract]
Non-current assets classified as held for sale		989.8
Current assets classified as held for sale		127.3
Current liabilities classified as held for sale		(288.5)
Non-current liabilities classified as held for sale		(177.3)
Net assets disposed		651.3
Profit on disposal of business [Abstract]
Disposal proceeds		2,540.3
Costs to sell recognized in the year		(45.3)
Disposal proceeds, less costs to sell recognized in the year		2,495.0
Net assets disposed		(651.3)
Profit on disposal		1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal		(75.8)
Profit on disposal		$ 1,767.9	$ (10.7)	$ (5.1)	$ (1,487.2)